Business Combination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 17, 2020
Business Combination (Details) [Line Items]
Business Combination transaction cost			$ 80,000
Business combination, description	1)Issued (1) 29,759,999 common shares to former shareholders of IGI in exchange for their IGI shares and (2) 18,687,307 common shares to former stockholders of Tiberius, including (I) 9,339,924 common shares issued in exchange for public shares of Tiberius common stock that remained outstanding and not redeemed immediately prior to the closing of the Business Combination, (ii) 4,132,500 common shares issued in exchange for Tiberius founder shares, including 3,012,500 common shares (“Earnout Shares”) subject to vesting at prices ranging from USD 11.50 to USD 15.25 per share, (iii) 2,900,000 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement pursuant to forward purchase agreements, and (iv) 2,314,883 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement.
Description of business combination agreement	In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares issued to former shareholders of IGI were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares).
Share subject to business combination	1,120,000
Business combination of warrants, description	the Company issued 17,250,000 warrants, including (a) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company. The exercise price and maximum number of ordinary shares from which the warrants are converted into ordinary shares of the Company meet the “fixed for fixed” criteria, hence the warrants are accounted for as equity instruments. 3)Eliminated IGI issued share capital in the amount of USD 143,376 thousand that ceased to exist upon consummation of the Business Combination. 4)Eliminated IGI treasury shares in the amount of USD 20,103 thousand. 5)Eliminated IGI additional paid in capital in the amount of USD 2,773 thousand. 6)Adjusted the share premium as a result of the issuance of the common shares and warrants.
Percentage of ownership interest	100.00%
Incurred listing expenses	$ 3,366	$ 4,832
IGI [Member]
Business Combination (Details) [Line Items]
Shares issued	1,170,348